Equity (Details Narrative) - shares	Feb. 16, 2024	Oct. 06, 2023	Mar. 23, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, shares outstanding				22,801,452	19,221,384	16,250,000
Issuance of new shares, shares		171,384	2,800,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of new shares, shares	3,555,555		2,800,000
Number of IPO shares issued	3,555,555
Shares issued for employee stock option	24,513